Summary of Significant Accounting Policies - Schedule of Revenues Classified by the Geographic Areas (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Discontinued operations
Revenue	$ 14,306,084	$ 7,359,679
Discontinued Operations [Member]
Discontinued operations
Revenue		$ 1,761,338
Percentage of Total revenue		100.00%
Continuing Operations [Member]
Discontinued operations
Revenue	$ 14,306,084	$ 7,359,679
Percentage of Total revenue	100.00%	100.00%
Singapore [Member] | Discontinued Operations [Member]
Discontinued operations
Revenue		$ 1,761,338
Percentage of Total revenue		100.00%
Singapore [Member] | Continuing Operations [Member]
Discontinued operations
Revenue	$ 10,813,718	$ 5,230,181
Percentage of Total revenue	75.60%	71.10%
Indonesia [Member] | Continuing Operations [Member]
Discontinued operations
Revenue	$ 3,492,366	$ 2,129,498
Percentage of Total revenue	24.40%	28.90%